Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common Stock, Shares, Issued	14,958,277	12,470,335
Common Stock, Shares, Outstanding	14,958,277	12,470,335
Common Stock, No Par Value	$ 0	$ 0